Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortized intangible assets:
Gross carrying value	$ 18,618	$ 18,300
Accumulated amortization	(11,631)	(9,873)
Net carrying Value	6,987	8,427
Unamortized intangible assets:
MSRs	15,580	11,538
Goodwill	25,637	25,637	25,115
Trademark	14	14
Amortized MSRs [Member]
Amortized intangible assets:
Gross carrying value	2,639	2,317
Accumulated amortization	(1,410)	(1,157)
Net carrying Value	1,229	1,160
Core deposit intangibles [Member]
Amortized intangible assets:
Gross carrying value	12,834	12,836
Accumulated amortization	(8,160)	(6,921)
Net carrying Value	4,674	5,915
Customer relationship and other intangibles [Member]
Amortized intangible assets:
Gross carrying value	3,145	3,147
Accumulated amortization	(2,061)	(1,795)
Net carrying Value	$ 1,084	$ 1,352